Major Customers and Concentration of Credit Risk (Details Narrative) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018 USD ($) Products	Mar. 31, 2017 Products	Dec. 31, 2017 USD ($) Products	Dec. 31, 2016 USD ($)
Allowance for doubtful accounts | $	$ 1		$ 1	$ 50
Allowance for sales returns | $
Sales Revenue Goods Net [Member]
Concentration risk, percentage	37.00%	48.00%
Number of major customers | Products	3	3
Accounts Receivable [Member]
Concentration risk, percentage	36.00%		34.00%
Number of major customers | Products	3		3